INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory, Net of Reserves

Inventories consisted of the following at December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Raw materials	$575,154	$525,626
Work in process	15,803	-
Finished goods	1,215	8,805
Total	$592,172	$534,431